Statements of Cash Flows - Summary of Significant Non-cash Transactions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash Flow Statement [Abstract]
Reclassification of prepayment to intangible assets	₩ 102	₩ 64	₩ 219
Increase of accounts payable relating to the acquisition of software	2,033	609	667
Acquisitions of right-of-use assets	4,704	1,209	6,055
Increase of accounts payable relating to the acquisition of other intangible assets	1,147	0	0
Reclassification of other non-current financial asset to other non- current assets	₩ 1,030	₩ 0	₩ 0